WARRANT LIABILITY	6 Months Ended
Jun. 30, 2023
Warrant Liability

13. WARRANT LIABILITY

The Company’s warrant liability arises as a result of the issuance of warrants exercisable in US dollars. As the denomination is different from the Canadian dollar functional currency of the entity issuing the underlying shares, the Company recognizes a derivative liability for these warrants and re-measures the liability at the end of each reporting period using the Black-Scholes model. Changes in respect of the Company’s warrant liability are as follows:

	June 30, 2023	December 31, 2022
Balance at beginning of the period	$475	$741
Warrants issued	-	2,240
Fair value adjustment	(458)	(2,935)
Effect of movement in exchange rates	3	(111)
Balance at end of the period	$20	$475

Continuity of warrants during the periods is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2022	1,950,412	$0.80
Granted	7,000,000	$1.09
Warrants outstanding and exercisable, December 31, 2022	8,950,412	$1.03
Issued	-	-
Warrants outstanding and exercisable, June 30, 2023	8,950,412	$1.03

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	June 30, 2023	December 31, 2022
September 21, 2023	$1.09	7,000,000	7,000,000
September 25, 2023	$0.80	1,950,412	1,950,412
		8,950,412	8,950,412

As at June 30, 2023, the weighted average remaining contractual life of warrants outstanding was 0.23 years (December 31, 2022 – 0.73 years).

Valuation of the warrant liability requires the use of estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing warrants is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the warrant liability was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	June 30, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	4.90%	4.07%
Expected dividend yield	0%	0%
Expected warrant life (years)	0.23	0.73
Expected stock price volatility	41.71%	56.80%
Weighted average fair value	$0.002	$0.05